General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses
Occupancy expenses	SFr 973	SFr 979	SFr 982
IT, machinery, etc.	1,964	1,549	1,428
Provisions and losses	1,581	1,491	1,261
Travel and entertainment	232	149	152
Professional services	2,143	1,996	1,546
Communication and market data services	539	520	512
Amortization and impairment of other intangible assets	4	8	8
Other	346	467	634
General and administrative expenses	7,782	7,159	6,523
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(187)	(166)	(159)
Bank
General and Administrative Expenses
Occupancy expenses	889	893	883
IT, machinery, etc.	1,591	1,218	1,129
Provisions and losses	1,529	1,489	1,253
Travel and entertainment	206	127	134
Professional services	3,985	3,625	3,025
Communication and market data services	473	458	458
Amortization and impairment of other intangible assets	4	8	8
Other	661	763	1,072
General and administrative expenses	9,338	8,581	SFr 7,962
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr 16	SFr (10)